Stockholders' Equity/ (Deficit) - Schedule of Stock Option Activity (Details)	9 Months Ended
Sep. 30, 2020 USD ($) $ / shares shares
Number of Shares Outstanding, Beginning Balance | shares	16,667
Number of Shares Outstanding, Options assumed from merger | shares	8,051,098
Number of Shares Outstanding, Granted | shares	7,141,899
Number of Shares Outstanding, Exercised | shares	(226,740)
Number of Shares Outstanding, Forfeited or expired | shares	(389,008)
Number of Shares Outstanding, Ending Balance | shares	14,593,916
Number of Shares, Options Vested and Exercisable, Ending Balance | shares	6,081,567
Weighted Average Exercise Price, Beginning Balance	$ 28.20
Weighted Average Exercise Price, Options assumed from merger	1.31
Weighted Average Exercise Price, Granted	8.79
Weighted Average Exercise Price, Exercised	1.43
Weighted Average Exercise Price, Forfeited or expired	0.83
Weighted Average Exercise Price, Ending Balance	4.99
Weighted Average Exercise Price Options Vested and Exercisable, Ending Balance	$ 2.01
Total Intrinsic Value, Beginning Balance | $
Total Intrinsic Value, Granted
Total Intrinsic Value, Ending Balance | $	$ 61,234
Total Intrinsic Value Options Vested and Exercisable, Ending Balance | $	$ 42,736
Weighted Average Remaining Contractual Life (in Years), Beginning Balance	7 years 3 months 19 days
Weighted Average Remaining Contractual Life (in Years), Ending Balance	8 years 2 months 12 days
Weighted Average Remaining Contractual Life (in Years) Options vested and Exercisable, Ending Balance	6 years 10 months 25 days
Market and Service Condition Based Options [Member]
Number of Shares Outstanding, Beginning Balance | shares
Number of Shares Outstanding, Granted | shares	3,078,297
Number of Shares Outstanding, Ending Balance | shares	3,078,297
Weighted Average Exercise Price, Beginning Balance
Weighted Average Exercise Price, Granted	9.69
Weighted Average Exercise Price, Ending Balance	9.69
Weighted Average Exercise Price Options Vested and Exercisable, Ending Balance	$ 9.69
Total Intrinsic Value, Ending Balance | $	$ 450
Weighted Average Remaining Contractual Life (in Years), Granted	6 years 9 months 18 days
Weighted Average Remaining Contractual Life (in Years), Ending Balance	6 years 7 months 6 days
Weighted Average Remaining Contractual Life (in Years) Options vested and Exercisable, Ending Balance	6 years 7 months 6 days